UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Institutional Class Shares - LSVZX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Institutional Class Shares	$48	0.95%

Key Fund Statistics as of April 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$116,857	256	$253	7%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
27.5%
India
16.4%
Taiwan
15.0%
South Korea
10.5%
Brazil
5.1%
South Africa
3.4%
Saudi Arabia
2.9%
Mexico
2.9%
Thailand
2.1%
Poland
2.0%
Indonesia
1.6%
United Arab Emirates
1.5%
Repurchase Agreement
0.7%
Other Countries
6.8%

Value	Value
Other Countries	6.8%
Repurchase Agreement	0.7%
United Arab Emirates	1.5%
Indonesia	1.6%
Poland	2.0%
Thailand	2.1%
Mexico	2.9%
Saudi Arabia	2.9%
South Africa	3.4%
Brazil	5.1%
South Korea	10.5%
Taiwan	15.0%
India	16.4%
China	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	3.4%
Taiwan Semiconductor Manufacturing	3.1%
Tencent Holdings	1.4%
Samsung Electronics	1.2%
United Microelectronics	1.1%
Naspers, Cl N	1.0%
People's Insurance Group of China, Cl H	1.0%
JD.com, Cl A	1.0%
CTBC Financial Holding	0.9%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LSVZX-SAR-2025

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Investor Class Shares - LVAZX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Investor Class Shares	$60	1.20%

Key Fund Statistics as of April 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$116,857	256	$253	7%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.8%
Repurchase Agreement	0.7%
United Arab Emirates	1.5%
Indonesia	1.6%
Poland	2.0%
Thailand	2.1%
Mexico	2.9%
Saudi Arabia	2.9%
South Africa	3.4%
Brazil	5.1%
South Korea	10.5%
Taiwan	15.0%
India	16.4%
China	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	3.4%
Taiwan Semiconductor Manufacturing	3.1%
Tencent Holdings	1.4%
Samsung Electronics	1.2%
United Microelectronics	1.1%
Naspers, Cl N	1.0%
People's Insurance Group of China, Cl H	1.0%
JD.com, Cl A	1.0%
CTBC Financial Holding	0.9%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LVAZX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

SEMI ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2025

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV

Emerging Markets Equity Fund

April 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Information (Form N-CSRS Items 8-11)	18

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (95.9%)
Brazil (3.7%)
Communication Services (0.6%)
Telefonica Brasil	135,200	$659

Consumer Discretionary (0.4%)
Vibra Energia	130,500	431

Consumer Staples (1.4%)
Ambev	323,800	834
Camil Alimentos	44,100	34
JBS	106,300	821
		1,689

Financials (0.3%)
Banco do Brasil	80,300	408

Materials (0.6%)
Vale	74,300	692

Utilities (0.4%)
Cia de Saneamento de Minas Gerais Copasa MG	110,900	418

Total Brazil		4,297

Chile (0.2%)
Consumer Staples (0.2%)
Cencosud	67,000	229

China (27.6%)
Communication Services (2.7%)
Baidu, Cl A*	35,100	387
China Tower, Cl H	203,200	294
Hello Group ADR	72,500	414
JOYY ADR	9,300	383
Tencent Holdings	26,000	1,594
		3,072

Consumer Discretionary (8.3%)
361 Degrees International	665,000	365
Alibaba Group Holding	267,300	3,992
BAIC Motor, Cl H	1,331,500	327
Bosideng International Holdings	764,000	395
Geely Automobile Holdings	355,000	745
Great Wall Motor, Cl H	296,500	424
Haier Smart Home, Cl H	205,400	596
JD.com, Cl A	72,400	1,179
TCL Electronics Holdings	527,000	666
Vipshop Holdings ADR	29,600	403
Xtep International Holdings	545,000	372
Zhongsheng Group Holdings	308,000	463
		9,927

Consumer Staples (0.6%)
China Feihe	589,000	445

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
Hengan International Group	97,000	$262
		707

Energy (1.4%)
China Coal Energy, Cl H	349,000	361
China Suntien Green Energy, Cl H	463,000	247
PetroChina, Cl H	1,324,000	1,012
		1,620

Financials (6.2%)
Bank of China, Cl H	1,438,000	803
Bank of Communications, Cl H	525,000	459
China CITIC Bank, Cl H	627,000	496
China Everbright Bank, Cl H	1,117,000	485
China Minsheng Banking, Cl H	1,306,000	613
China Pacific Insurance Group, Cl H	164,200	447
Chongqing Rural Commercial Bank, Cl H	547,000	420
Far East Horizon	266,000	206
New China Life Insurance, Cl H	150,100	548
People's Insurance Group of China, Cl H	2,040,000	1,207
PICC Property & Casualty, Cl H	240,000	442
Ping An Insurance Group of China, Cl H	103,000	616
Postal Savings Bank of China, Cl H	692,000	425
		7,167

Health Care (2.0%)
3SBio	517,000	797
China Medical System Holdings	422,000	450
CSPC Pharmaceutical Group	1,044,000	822
Sinopharm Group, Cl H	120,000	283
		2,352

Industrials (3.5%)
China Merchants Port Holdings	96,000	156
Dongfang Electric, Cl H	437,600	597
First Tractor, Cl H	384,000	300
Sinopec Engineering Group, Cl H	735,000	523
Sinotrans, Cl H	476,000	207
Sinotruk Hong Kong	172,000	413
SITC International Holdings	162,000	449
Weichai Power, Cl H	354,000	691

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Industrials (continued)
Yangzijiang Shipbuilding Holdings	143,600	$246
Zhengzhou Coal Mining Machinery Group, Cl H	311,000	518
		4,100

Information Technology (1.5%)
China Railway Signal & Communication, Cl H	972,000	391
Lenovo Group	576,000	666
ZTE, Cl H	232,200	685
		1,742

Materials (1.0%)
China Hongqiao Group	386,500	694
China Nonferrous Mining	327,000	216
China XLX Fertiliser	128,000	74
Shougang Fushan Resources Group	210,000	67
		1,051

Utilities (0.4%)
Beijing Enterprises Holdings	22,500	91
Kunlun Energy	360,000	343
		434

Total China		32,172

Egypt (0.2%)
Consumer Staples (0.1%)
Eastern SAE	157,533	108

Materials (0.1%)
Abou Kir Fertilizers & Chemical Industries	112,500	120

Total Egypt		228

Greece (1.1%)
Communication Services (0.4%)
Hellenic Telecommunications Organization	26,100	495

Energy (0.3%)
Motor Oil Hellas Corinth Refineries	13,100	317

Financials (0.4%)
National Bank of Greece	49,400	525

Total Greece		1,337

Hong Kong (0.7%)
Health Care (0.4%)
Grand Pharmaceutical Group	400,000	307
SSY Group	462,000	175
		482

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Industrials (0.2%)
Orient Overseas International	19,000	$265

Information Technology (0.1%)
Kingboard Laminates Holdings	66,000	69

Total Hong Kong		816

Hungary (1.2%)
Communication Services (0.5%)
Magyar Telekom Telecommunications ADR	126,600	599
Energy (0.1%)
MOL Hungarian Oil & Gas	10,900	92

Financials (0.6%)
OTP Bank Nyrt	9,600	709

Total Hungary		1,400

India (16.4%)
Communication Services (0.8%)
Indus Towers*	117,300	565
Sun TV Network	51,800	380
		945

Consumer Discretionary (0.2%)
JK Tyre & Industries	50,400	185

Energy (4.2%)
Bharat Petroleum	259,200	951
Chennai Petroleum	48,900	354
Coal India	189,500	863
Great Eastern Shipping	34,400	354
Indian Oil	152,700	249
Oil & Natural Gas	277,300	802
Oil India	142,700	693
Petronet LNG	164,500	611
		4,877

Financials (5.1%)
Bank of Baroda	293,700	869
Bank of India	438,900	599
Canara Bank	624,000	719
General Insurance Corp of India	102,400	506
Indian Bank	95,400	638
LIC Housing Finance	91,500	652
Manappuram Finance	130,300	356
Power Finance	44,400	215
REC	41,400	207
State Bank of India	52,400	489
Union Bank of India	554,152	825
		6,075

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Industrials (0.1%)
Amara Raja Energy & Mobility	7,900	$91

Information Technology (0.2%)
Redington	64,800	188

Materials (4.7%)
Chambal Fertilisers and Chemicals	101,100	829
EID Parry India*	52,794	511
GHCL	63,700	438
Gujarat Narmada Valley Fertilizers & Chemicals	11,800	68
Gujarat State Fertilizers & Chemicals	50,600	112
Hindalco Industries	125,700	929
Jindal Saw	70,900	209
JK Paper	71,900	268
Maharashtra Seamless	77,200	601
National Aluminium	197,700	367
NMDC	643,200	493
NMDC Steel*	44,900	19
Vedanta	139,500	693
		5,537

Utilities (1.1%)
CESC	101,200	190
GAIL India	65,800	147
Mahanagar Gas	30,100	479
Power Grid Corp of India	62,000	225
PTC India	99,100	207
		1,248

Total India		19,146

Indonesia (1.6%)
Communication Services (0.6%)
Telkom Indonesia Persero	3,549,800	559

Energy (0.5%)
Bukit Asam	1,628,000	271
United Tractors	253,900	347
		618

Financials (0.2%)
Bank Negara Indonesia Persero	1,111,300	280

Industrials (0.3%)
Astra International	1,335,000	386

Total Indonesia		1,843

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Kuwait (0.3%)
Communication Services (0.3%)
Mobile Telecommunications KSCP	261,000	$403

Malaysia (1.2%)
Financials (1.2%)
AMMB Holdings	470,200	563
CIMB Group Holdings	222,400	367
RHB Bank	288,000	444
		1,374

Materials (0.0%)
Scientex	64,200	52

Total Malaysia		1,426

Mexico (2.9%)
Communication Services (0.7%)
America Movil	563,800	488
Megacable Holdings	133,800	325
		813

Consumer Staples (0.7%)
Coca-Cola Femsa	39,100	369
Kimberly-Clark de Mexico, Cl A	274,400	483
		852

Financials (0.5%)
Grupo Financiero Banorte, Cl O	76,600	657

Health Care (0.3%)
Genomma Lab Internacional, Cl B	312,400	365

Materials (0.6%)
Cemex	208,200	129
Grupo Mexico	101,800	528
		657

Real Estate (0.1%)
Fibra Uno Administracion‡	55,800	72

Total Mexico		3,416

Peru (0.4%)
Financials (0.4%)
Credicorp	2,500	505

Philippines (0.5%)
Financials (0.4%)
Metropolitan Bank & Trust	391,300	539

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Industrials (0.1%)
DMCI Holdings	460,100	$87

Total Philippines		626

Poland (2.0%)
Communication Services (0.3%)
Orange Polska	146,000	375

Energy (0.4%)
ORLEN	26,300	475

Financials (1.1%)
Powszechna Kasa Oszczednosci Bank Polski	36,900	709
Powszechny Zaklad Ubezpieczen	35,800	559
		1,268

Information Technology (0.2%)
Asseco Poland	6,476	267

Total Poland		2,385

Russia (–%)
Communication Services (–%)
Mobile TeleSystems PJSC(A),(B)	13,800	—

Consumer Staples (–%)
Magnit PJSC(A),(B)	1,000	—

Energy (–%)
Gazprom PJSC(A),(B)*	11,300	—
LUKOIL PJSC(A),(B)	2,300	—
		—

Materials (–%)
GMK Norilskiy Nickel PAO(A),(B)*	370	—

Total Russia		—

Saudi Arabia (2.9%)
Communication Services (0.8%)
Etihad Etisalat	36,000	603
Saudi Telecom	28,600	363
		966

Financials (1.7%)
Arab National Bank	131,000	752
Banque Saudi Fransi	69,066	338
Saudi Awwal Bank	57,300	536
Saudi Investment Bank	106,000	426
		2,052

Industrials (0.4%)
Al Babtain Power & Telecommunication	32,800	415

Total Saudi Arabia		3,433

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Africa (3.4%)
Communication Services (0.7%)
MTN Group	19,400	$128
Vodacom Group	88,400	654
		782

Consumer Discretionary (1.1%)
Naspers, Cl N	4,600	1,210

Consumer Staples (0.1%)
Oceana Group	16,600	53
Tiger Brands	9,929	155
		208

Energy (0.3%)
Exxaro Resources	40,500	332

Financials (0.4%)
Absa Group	16,500	152
Nedbank Group	26,000	355
		507

Materials (0.8%)
African Rainbow Minerals	9,700	81
Gold Fields	37,200	834
		915

Total South Africa		3,954

South Korea (10.5%)
Communication Services (0.7%)
KT	12,600	460
SK Telecom	10,400	397
		857

Consumer Discretionary (2.5%)
Coway	6,900	425
Hankook Tire & Technology	15,500	450
Hyundai Mobis	3,200	601
Hyundai Motor	4,200	563
Kia	11,400	725
SNT Motiv	4,000	78
		2,842

Consumer Staples (0.6%)
BGF retail	800	60
KT&G	5,400	436
Lotte Chilsung Beverage	1,000	77
		573

Financials (2.7%)
DB Insurance	5,800	374
Hana Financial Group	10,300	467
Hyundai Marine & Fire Insurance*	11,900	186
JB Financial Group	29,100	350
KB Financial Group	6,800	430
Samsung Fire & Marine Insurance	1,600	422
Samsung Life Insurance	5,900	358

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Financials (continued)
Shinhan Financial Group	12,100	$437
		3,024

Industrials (1.5%)
Doosan Bobcat	10,700	368
Hyundai Glovis	5,000	401
LG	2,800	131
LX INTERNATIONAL CORP	8,700	162
SK Square*	13,800	853
		1,915

Information Technology (2.5%)
DB HiTek	15,300	414
LG Innotek	1,700	167
LX Semicon	7,500	285
PSK	22,900	287
Samsung Electronics	34,800	1,359
Samsung SDS	1,700	153
SK Hynix	3,000	374
		3,039

Total South Korea		12,250

Taiwan (15.0%)
Consumer Discretionary (0.3%)
Pou Chen	340,000	350

Financials (2.3%)
Cathay Financial Holding	340,000	626
CTBC Financial Holding	873,000	1,076
KGI Financial Holding	763,000	396
King's Town Bank	257,000	389
SinoPac Financial Holdings	47	—
Yuanta Financial Holding	391,680	384
		2,871

Industrials (0.6%)
Eva Airways	418,000	502
United Integrated Services	14,000	193
		695

Information Technology (11.5%)
Arcadyan Technology	65,000	481
ASE Technology Holding	84,000	358
Asustek Computer	31,000	567
Chicony Electronics	20,000	96
Chin-Poon Industrial	348,000	352
Chipbond Technology	276,000	549
ChipMOS Technologies	202,000	167
Compal Electronics	568,000	489
Compeq Manufacturing	190,000	333
Everlight Electronics	219,000	525
Foxsemicon Integrated Technology	23,000	197
Getac Holdings	124,000	417
Global Brands Manufacture	60,000	114

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Information Technology (continued)
Global Mixed Mode Technology	8,000	$56
Hon Hai Precision Industry	199,000	887
MediaTek	17,000	722
Pegatron	105,000	267
Powertech Technology	60,000	204
Primax Electronics	36,000	84
Radiant Opto-Electronics	94,000	437
Sigurd Microelectronics	41,000	93
Simplo Technology	44,000	482
Taiwan Semiconductor Manufacturing	126,000	3,571
Topco Scientific	10,288	79
Tripod Technology	75,000	433
United Microelectronics	883,000	1,239
		13,199

Materials (0.3%)
Tung Ho Steel Enterprise	193,000	390

Total Taiwan		17,505

Thailand (2.1%)
Consumer Staples (0.3%)
Thai Beverage	992,800	380

Financials (1.6%)
Bangkok Bank	92,800	389
Kasikornbank	120,600	576
Kiatnakin Phatra Bank	208,100	312
Krung Thai Bank	851,700	556
		1,833

Real Estate (0.2%)
Supalai	433,900	205

Total Thailand		2,418

Turkey (0.5%)
Consumer Staples (0.3%)
BIM Birlesik Magazalar	14,700	173
Coca-Cola Icecek	152,000	206
		379

Financials (0.2%)
Haci Omer Sabanci Holding	104,900	201

Total Turkey		580

United Arab Emirates (1.5%)
Financials (0.6%)
Emirates NBD Bank PJSC	137,100	767

Industrials (0.4%)
Air Arabia PJSC	436,900	416

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Real Estate (0.5%)
Emaar Properties PJSC	153,800	$550

Total United Arab Emirates		1,733

TOTAL FOREIGN COMMON STOCK
(Cost $106,049)		112,102

Foreign Preferred Stock (1.8%)
Brazil** (1.4%)
Banco do Estado do Rio Grande do Sul	36,000	73
Cia Energetica de Minas Gerais	230,200	449
Itausa	278,278	524
Petroleo Brasileiro	110,000	582
		1,628

Chile** (0.4%)
Embotelladora Andina	107,400	459

TOTAL FOREIGN PREFERRED STOCK
(Cost $2,066)		2,087

Warrants (0.0%)*
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	3,642	—

TOTAL WARRANTS
(Cost $–)		—

	Face Amount (000)
Repurchase Agreement (0.7%)
South Street Securities
4.000%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $843 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $482, 1.000% - 4.625%, 06/30/2026 – 05/15/2034; total market value $860)	$843	843

TOTAL REPURCHASE AGREEMENT
(Cost $843)		843

Total Investments – 98.4%
(Cost $108,958)		$115,032

Percentages are based on Net Assets of $116,857 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Foreign Common Stock
Brazil	$4,297	$–	$–		$4,297
Chile	229	–	–		229
China	1,200	30,972	–		32,172
Egypt	228	–	–		228
Greece	–	1,337	–		1,337
Hong Kong	–	816	–		816
Hungary	–	1,400	–		1,400
India	–	19,146	–		19,146
Indonesia	–	1,843	–		1,843
Kuwait	–	403	–		403
Malaysia	–	1,426	–		1,426
Mexico	3,416	–	–		3,416
Peru	505	–	–		505
Philippines	–	626	–		626
Poland	–	2,385	–		2,385
Russia	–	–	–	^	–	^
Saudi Arabia	603	2,830	–		3,433
South Africa	–	3,954	–		3,954
South Korea	–	12,250	–		12,250
Taiwan	–	17,505	–		17,505
Thailand	–	2,418	–		2,418
Turkey	–	580	–		580
United Arab Emirates	–	1,733	–		1,733
Total Foreign Common Stock	10,478	101,624	–	^	112,102
Foreign Preferred Stock
Brazil	1,628	–	–		1,628
Chile	459	–	–		459
Total Foreign Preferred Stock	2,087	–	–		2,087
Total Warrants	–	–	–		–
Total Repurchase Agreement	–	843	–		843
Total Investments in Securities	$12,565	$102,467	$–	^	$115,032

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2025	(Unaudited)

	LSV Emerging Markets Equity Fund
Assets:
Investments, at Value (Cost $108,958)	$115,032
Foreign Currency, at Value (Cost $1,313)	1,329
Cash	1
Receivable for Capital Shares Sold	512
Dividends and Interest Receivable	289
Receivable for Investment Securities Sold	4
Reclaims Receivable	5
Prepaid Expenses	34
Total Assets	117,206
Liabilities:
Accrued Foreign Capital Gains Tax	219
Payable due to Investment Adviser	51
Payable for Investment Securities Purchased	26
Payable due to Administrator	6
Payable due to Trustees	2
Payable for Fund Shares Redeemed	1
Payable due to Distributor	1
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	43
Total Liabilities	349
Net Assets	$116,857
Net Assets Consist of:
Paid-in Capital	$110,553
Total Distributable Earnings	6,304
Net Assets	$116,857
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($112,739 ÷ 9,121,362 shares)(1)	$12.36	*
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($4,118 ÷ 333,936 shares)(1)	$12.33	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2025	(Unaudited)

LSV Emerging Markets Equity Fund
Investment Income:
Dividend Income	$1,759
Interest Income	27
Foreign Taxes Withheld	(212)
Total Investment Income	1,574
Expenses:
Investment Advisory Fees	495
Administration Fees	29
Distribution Fees - Investor Class	4
Trustees' Fees	3
Chief Compliance Officer Fees	1
Custodian Fees	118
Registration and Filing Fees	23
Transfer Agent Fees	21
Professional Fees	8
Printing Fees	5
Insurance and Other Fees	11
Total Expenses	718
Less: Waiver of Investment Advisory Fees	(242)
Less: Fees Paid Indirectly — (see Note 4)	(2)
Net Expenses	474
Net Investment Income	1,100
Net Realized Gain on Investments	313
Net Realized Loss on Foreign Currency Transactions	(28)
Net Realized Gain	285
Net Change in Unrealized Appreciation on Investments	2,455
Net Change in Unrealized Appreciation on Foreign Capital Gains Tax on Appreciated Securities	43
Net Change in Unrealized Appreciation on Foreign Currency Translation	24
Net Unrealized Gain	2,522
Net Realized and Unrealized Gain	2,807
Net Increase in Net Assets Resulting from Operations	$3,907

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024

	LSV Emerging Markets Equity Fund
	11/1/2024 to 04/30/2025	11/1/2023 to 10/31/2024
Operations:
Net Investment Income	$1,100	$1,178
Net Realized Gain	285	393
Net Change in Unrealized Appreciation	2,522	4,254
Net Increase in Net Assets Resulting from Operations	3,907	5,825
Distributions
Institutional Class Shares	(1,549)	(1,027)
Investor Class Shares	(54)	(79)
Total Distributions	(1,603)	(1,106)
Capital Share Transactions:
Institutional Class Shares:
Issued	32,797	58,130
Reinvestment of Dividends and Distributions	1,549	1,027
Redeemed	(3,264)	(3,054)
Net Increase from Institutional Class Shares Transactions	31,082	56,103
Investor Class Shares:
Issued	2,413	5,066
Reinvestment of Dividends and Distributions	47	79
Redeemed	(1,674)	(3,569)
Net Increase from Investor Class Shares Transactions	786	1,576
Net Increase in Net Assets Derived from Capital Share Transactions	31,868	57,679
Total Increase in Net Assets	34,172	62,398
Net Assets:
Beginning of Period	82,685	20,287
End of Year/Period	$116,857	$82,685
Shares Transactions:
Institutional Class:
Issued	2,750	4,813
Reinvestment of Dividends and Distributions	132	93
Redeemed	(271)	(259)
Total Institutional Class Share Transactions	2,611	4,647
Investor Class:
Issued	200	434
Reinvestment of Dividends and Distributions	4	7
Redeemed	(141)	(301)
Total Investor Class Share Transactions	63	140
Net Increase in Shares Outstanding	2,674	4,787

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2025 (Unaudited) and the years ended October 31

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV Emerging Markets Equity Fund
Institutional Class Shares
2025*	$12.19	$0.13	$0.23	$0.36	$(0.18)	$(0.01)	$(0.19)	$12.36	3.06%	$112,739	0.95%	1.44%	2.23%	7%
2024	10.18	0.36	2.18	2.54	(0.53)	–	(0.53)	12.19	25.46	79,386	0.95	1.77	3.03	13
2023	8.67	0.39	1.44	1.83	(0.32)	–	(0.32)	10.18	21.39	18,960	1.19	1.85	3.87	17
2022	12.09	0.45	(2.88)	(2.43)	(0.36)	(0.63)	(0.99)	8.67	(21.97)	15,780	1.19	2.45	4.33	38
2021	9.11	0.37	2.91	3.28	(0.21)	(0.09)	(0.30)	12.09	36.38	13,451	1.19	2.68	3.18	19
2020	10.28	0.26	(1.11)	(0.85)	(0.31)	(0.01)	(0.32)	9.11	(8.67)	6,384	1.19	3.20	2.85	19
Investor Class Shares
2025*	$12.16	$0.12	$0.22	$0.34	$(0.16)	$(0.01)	$(0.17)	$12.33	2.87%	$4,118	1.20%	1.68%	1.99%	7%
2024	10.15	0.37	2.15	2.52	(0.51)	–	(0.51)	12.16	25.30	3,299	1.20	2.04	3.16	13
2023	8.65	0.37	1.43	1.80	(0.30)	–	(0.30)	10.15	21.02	1,327	1.45	2.09	3.65	17
2022	12.07	0.43	(2.89)	(2.46)	(0.33)	(0.63)	(0.96)	8.65	(22.18)	812	1.45	2.63	4.04	38
2021	9.10	0.37	2.88	3.25	(0.19)	(0.09)	(0.28)	12.07	36.06	1,031	1.45	2.95	3.15	19
2020	10.28	0.25	(1.12)	(0.87)	(0.30)	(0.01)	(0.31)	9.10	(8.83)	350	1.45	3.50	2.79	19

*	For the six-month period ended April 30, 2025. All ratios for the period have been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2025	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2025, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2025, the total market value of securities were valued based on the fair value prices provided by ICE were $0(000) or 0.0% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures,etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties.

Notes to Financial Statements

April 30, 2025	(Unaudited)

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income—Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2025, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$843	$843	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Notes to Financial Statements

April 30, 2025	(Unaudited)

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders—Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months April 30, 2025, the Fund incurred $28,978 for these services.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2025, the Fund incurred $4,338 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2025, the Fund earned $1,866 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.95% and 1.20% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2025.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2025, were as follows (000):

Purchases	$35,922
Sales	$6,486

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in passive foreign investment companies (PFICs) and foreign capital gains tax. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2024.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023 was as follows (000):

	Ordinary Income	Total
2024	$1,106	$1,106
2023	620	620

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,404
Other Temporary Differences	3
Unrealized Appreciation	2,593
Total Distributable Earnings	$4,000

The Fund has no capital loss carryforwards at October 31, 2024.

During the year ended October 31, 2024, the Fund utilized $2 (000) and $386 (000) of short-term and long-term capital loss carryforwards, respectively, to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2025, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$108,958	$12,462	$(6,388)	$6,074

8.	Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9.	Concentration of Shareholders:

At April 30, 2025, 90% of total shares outstanding for the Institutional Class Shares were held by two record shareholder owning 10% or greater of the aggregate total shares outstanding. At April 30, 2025, 95% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Notes to Financial Statements

April 30, 2025	(Unaudited)

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 25–26, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:
The Advisors' Inner Circle Fund

Fund:
LSV Emerging Markets Equity Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-SA-010-0700

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025